Consolidated Statements of Financial Position - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Intangible asset	€ 3,680	€ 3,710
Property, plant and equipment	135,685	146,479
Investments in associates	30,479	32,526
Other receivables	26,489	10,870
Deferred tax assets	699,276
Total non-current assets	895,609	193,585
Current assets
Inventories	310,576	301,533
Trade receivables	206,505	141,333
Income tax receivables	1,993	1,781
Other receivables	15,604	14,582
Prepayments	43,473	33,715
Cash and cash equivalents	812,260	616,041
Total current assets	1,390,411	1,108,985
Total assets	2,286,020	1,302,570
Equity
Share capital	8,885	8,322
Distributable equity	1,427,606	(171,143)
Total equity	1,436,491	(162,821)
Non-current liabilities
Borrowings	384,642	385,254
Contract liabilities	0	1,123
Deferred tax liabilities	0	9,623
Total non-current liabilities	384,642	396,000
Convertible notes
Borrowings	0	429,391
Derivative liabilities	0	256,231
Convertible notes current	0	685,622
Other current liabilities
Borrowings	65,432	57,141
Contract liabilities	2,776	4,944
Trade payables and accrued expenses	103,920	90,657
Other liabilities	58,690	58,204
Income tax payables	12,662	6,427
Provisions	221,407	166,396
Other current liabilities	464,887	383,769
Total current liabilities	464,887	1,069,391
Total liabilities	849,529	1,465,391
Total equity and liabilities	€ 2,286,020	€ 1,302,570